2025 HIGHLIGHTS	12 Months Ended
Dec. 31, 2025
HIGHLIGHTS OF 2025
2025 HIGHLIGHTS
NOTE 2 – 2025 HIGHLIGHTS
The Company reported a net profit of R$6,559,657 for the fiscal year ended December 31, 2025 (R$10,380,754 as of December 31, 2024). The main events that occurred during the current year are presented below:
2.1 - Transmission Assets
2.1.1 - Basic Network of the Existing System – RBSE and Periodic Tariff Review – RTP
In April 2025, the Brazilian Electricity Regulatory Agency (ANEEL), through Dispatch No. 1,228, approved amendments to the results of the periodic review of the Annual Allowable Revenue (Receita Anual Permitida – RAP) of electricity transmission concession agreements extended pursuant to Law No. 12,783/2013.
In June 2025, ANEEL issued Dispatch No. 1,746, which reduced the financial component of the Basic Network of the Existing System (Rede Básica do Sistema Existente – RBSE) included in the cash flow of the Annual Allowable Revenue (RAP).
In July 2025, ANEEL published Homologation Resolution No. 3,481, which established the RAP for electricity transmission concessionaires for the 2025/2026 tariff cycle, incorporating, among other items, the two regulatory events described above.
These regulatory events negatively affected the Company’s results in the amount of R$4,081,630 and were recorded under regulatory remeasurements. For further information, see Note 10.
2.1.2 – Transmission Auction
In October 2025, the Company, through its subsidiary AXIA Energia Sul, won sub‑lots 6A, 6B, 7A and 7B in Transmission Auction No. 04/2025 promoted by ANEEL. Further information is presented in Note 3.
2.2 - Transactions with Shareholders
2.2.1 – 2024 Dividends
In January and May 2025, the Company paid dividends related to fiscal year 2024 in the amount of R$4,000,000. Further information is presented in Note 29.
2.2.2 – 2025 Interim Dividends
In August and November 2025, the Company paid interim dividends totaling R$8,300,000. Further information is presented in Note 29.
2.2.3 – Share Issuance
In December 2025, following approval by the Shareholders’ Meeting, the Company issued 606,796,117 Class "C" preferred shares. Further information is presented in Note 31.1.1.
2.3 - Debt Transactions
During fiscal year 2025, the Company raised financial resources totaling R$8,032,447. Further information is presented in Note 24.1.
2.4 – Corporate Reorganization and Asset Divestments
2.4.1 – Asset Swap – COPEL Transaction
In May 2025, the Company completed an asset swap with Copel Geração e Transmissão, thereby becoming the full owner of the Colíder Hydropower Plant (UHE Colíder). In exchange, the Company divested its minority interests in the Cruzeiro do Sul Energy Consortium (UHE Mauá) and in Mata de Santa Genebra Transmissora, recognizing a gain of R$157,840 under “results of acquisitions and divestments”. Further information is presented in Note 16.1.2.
2.4.2 – Disposal of Thermoelectric Power Plants
In May and October 2025, the Company completed the disposal of thermoelectric assets to the J&F S.A. group. This transaction resulted in cash proceeds of R$2,394,259, as well as the recognition of an expense amounting to R$269,783, recorded under “results of acquisitions and divestments”. Further information is presented in Note 39.
2.4.3 – Purchase and Sale Agreement – EMAE
In October 2025, the Company entered into a purchase and sale agreement of its entire holding of 14,856,900 preferred shares of Empresa Metropolitana de Águas e Energia S.A. – EMAE, at a price of R$32.07 per share, totaling R$476,461. Due to the classification of the investment as an asset held for sale, the transaction resulted in the recognition of a loss amounting to R$24,524 recorded under “results of acquisitions and divestments”. Further information is presented in Note 39.

2.4.4 – Divestment of Entire Interest in Eletronuclear
In October 2025, the Company entered into a purchase and sale agreement with J&F S.A. for the disposal of its entire interest in the associate Eletronuclear for R$535,000, and reclassified the related investment as an asset held for sale. Additionally, the Company recognized an impairment provision amounting to R$7,289,762, recorded as an operating expense under “results of acquisitions and divestments”. Further information is presented in Notes 34 and 39.